Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	SUNAMERICA MONEY MARKET FUNDS INC
Central Index Key	0000724129
Amendment Flag	false
Document Creation Date	Apr. 28, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
Money Market | Class A
Prospectus:
Trading Symbol	SMAAX
Money Market | Class I
Prospectus:
Trading Symbol	NAIXX